INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Applicable tax rate	6.04%	(8.80%)
Income tax expenses (benefit)	$ 35,906	$ 12,095
Net income	110,320	(356,089)
Income (loss) before provision for income taxes	146,226	(343,994)
Net operating loss carry forward	$ 1,416,000
HONG KONG
Applicable tax rate	8.25%
Income tax expenses (benefit)	$ 35,906	12,095
Net income	558,704
Income (loss) before provision for income taxes		(136,697)
UNITED STATES
Net income	$ (448,384)
Income (loss) before provision for income taxes		$ (207,297)